Cover Page	Aug. 28, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 28, 2020
Entity Registrant Name	Hibbett Sports, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-20969
Entity Tax Identification Number	20-8159608
Entity Address, Address Line One	2700 Milan Court
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35211
City Area Code	205
Local Phone Number	942-4292
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth	false
Title of 12(b) Security	Common Stock, $0.01 Par Value Per Share
Trading Symbol	HIBB
Security Exchange Name	NASDAQ
Entity Central Index Key	0001017480
Amendment Flag	false